UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE
BlackRock Bond Allocation Target Shares

Semi-Annual Report to Shareholders

March 31, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                    BLACKROCK BOND ALLOCATION TARGET SHARES

*BlackRock Bond Allocation Target Shares Series S
*BlackRock Bond Allocation Target Shares Series C
*BlackRock Bond Allocation Target Shares Series M

                               TABLE OF CONTENTS

Shareholder Letter..........................................................1
Portfolio Summaries

Statement of Net Assets..................................................5-11
Portfolio Financial Statements

Notes to Financial Statements...........................................15-18
Additional Information.....................................................19

         PRIVACY PRINCIPLES OF BLACKROCK BOND ALLOCATION TARGET SHARES

BlackRock Bond Allocation Target Shares is committed to maintaining the privacy of shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Bond Allocation Target Shares collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Bond Allocation Target Shares does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record holders of BlackRock
Bond Allocation Target Shares, BlackRock Bond Allocation Target Shares receives nonpublic personal information on account applications or other forms. With respect to these shareholders, BlackRock Bond Allocation Target Shares also has access to specific information regarding their transactions in BlackRock Bond
Allocation Target Shares.

BlackRock Bond Allocation Target Shares does not disclose any nonpublic information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders'
accounts (for example, to a transfer agent).
BlackRock Bond Allocation Target Shares restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Bond Allocation Target Shares maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                    BLACKROCK BOND ALLOCATION TARGET SHARES

March 31, 2005

Dear Shareholder,

     We are pleased to present the Semi-Annual Report to Shareholders of the
BlackRock Bond Allocation Target Shares (the "BATS") Portfolios for the
six-month period ended March 31, 2005. The Semi-Annual Report includes important information on each Portfolio, and is organized as follows:

..  Fund Profile - displays characteristics of each Portfolio's holdings as of
   March 31, 2005.

..  Expense Example - discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses and to compare expenses to other funds.

..  Statement of Net Assets  -  lists portfolio holdings and includes each holding's market value and par amount/number of shares as of March 31,
   2005. The Statement of Net Assets also contains the net asset value for each Portfolio.

..  Statement of Operations -  displays the components of each Portfolio's investment income and provides a detailed look at each Portfolio's expenses. The Statement of Operations also lists the aggregate change in value of a Portfolio's securities due to market fluctuations and security sales.

..  Statement of Changes in Net Assets -  details shareholder distributions, aggregate realized gains and losses, and the change in net assets from the beginning of the period to the end of the period.

..  Financial Highlights -  includes each Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current period or since inception.

..  Notes to Financial Statements -  provides additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

     There was a notable recent development that we believe will have a favorable impact on BlackRock, Inc. ("BlackRock"), the parent of BlackRock
Advisors, Inc., the BATS' investment adviser, and improve our advisory capabilities.

     On January 31, 2005, BlackRock acquired SSRM Holdings Inc., the parent of
State Street Research & Management Company, the investment adviser to the former State Street Research mutual funds. The transaction enhances BlackRock's investment management platform with additional U.S. equity, alternative investment, and real estate equity management capabilities. In addition, the scale and scope of BlackRock's open-end and closed-end mutual funds and distribution capabilities has expanded significantly. We believe that we can incorporate the best of both organizations to deliver high quality products to both institutional and individual investors.

Sincerely,

[GRAPHIC OMITTED]

 Anne Ackerley
Managing Director
BlackRock Advisors,Inc.

                                                                               1

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S

Total Net Assets (3/31/05): $9.9 million

Performance Benchmark

     Merrill Lynch 1-3 Year Treasury Index

Investment Approach

     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing in investment grade bonds. The
Portfolio is non-diversified and available solely to wrap-fee clients and other managed accounts. The Portfolio will principally invest in, amongst others, the following securities: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, corporate bonds and municipal bonds. The Portfolio only buys securities rated investment grade at the time of purchase by at least one nationally recognized rating agency or determined by the investment advisor to be of similar quality.

--------------------------------------------------------------------------------
FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          87.9%
AA            12.1
             -----
  Total      100.0%
             =====

       Portfolio Statistics
Average maturity (years)      1.9
Effective Duration2           1.55

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/04)                         $   1,000.00              $   1,000.00
Ending Account Value (3/31/05)                                 1,003.80                  1,025.00
Expenses Incurred During Period (10/01/04 - 3/31/05)                  -                         -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C

Total Net Assets (3/31/05): $9.9 million

Performance Benchmark

     Lehman Brothers U.S. Credit Index

Investment Approach

     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing in investment grade bonds. The
Portfolio is non-diversified and available solely to wrap-fee clients and other managed accounts. The Portfolio will principally invest in, amongst others, the following securities: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, corporate bonds and municipal securities. The
Portfolio only buys securities rated investment grade at the time of purchase by at least one nationally recognized rating agency or determined by the investment advisor to be of similar quality.

--------------------------------------------------------------------------------
FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          17.9%
AA            37.7
A             21.1
BBB           23.0
BB             0.3
             -----
  Total      100.0%
             =====

       Portfolio Statistics
Average maturity (years)   7.6
Effective Duration2        4.82

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/04)                         $   1,000.00              $   1,000.00
Ending Account Value (3/31/05)                                 1,005.70                  1,025.00
Expenses Incurred During Period (10/01/04 - 3/31/05)                  -                         -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               3

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M

Total Net Assets (3/31/05): $4.9 million

Performance Benchmark

     Lehman Brothers GNMA MBS Index

Investment Approach

     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing in investment grade bonds. The
Portfolio is non-diversified and available solely to wrap-fee clients and other managed accounts. The Portfolio will principally invest in, amongst others, the following securities: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Portfolio only buys securities rated investment grade at the time of purchase by at least one nationally recognized rating agency or determined by the investment advisor to be of similar quality.

--------------------------------------------------------------------------------
FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          100.0
             -----
  Total      100.0%
             =====

       Portfolio Statistics
Average maturity (years)   3.8
Effective Duration2        2.85

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/04)                         $   1,000.00              $   1,000.00
Ending Account Value (3/31/05)                                 1,003.90                  1,025.00
Expenses Incurred During Period (10/01/04 - 3/31/05)                  -                         -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                            BATS SERIES S PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    1.88%                                        02/15/06     $  300    $  295,432
    3.88%(b)                                     11/10/08        100       101,265

                                                                        ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $398,619)                                                          396,697
                                                                        ----------
MORTGAGE PASS-THROUGHS - 21.8%
  Federal Home Loan Mortgage Corp.
    ARM
    3.54%(b)                                     05/01/34        378       368,305
    3.57%(b)                                     07/01/34        363       360,451
    4.80%(b)                                     03/01/35        200       199,000
  Federal National Mortgage
    Association ARM
    4.84%(b)                                  07/34-11/34        562       561,825
  Government National Mortgage
    Association
    5.00%(b)                                     10/20/34        658       665,438

                                                                        ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $2,181,284)                                                      2,155,019
                                                                        ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 6.5%
  Federal Home Loan Mortgage Corp.,
    Series 04-2877, Class PA
    5.50%                                        07/15/33        294       297,825
  Federal Home Loan Mortgage Corp.,
    Series 04-SF5, Class GB
    1.77%                                        12/15/07        345       339,073

                                                                        ==========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $646,552)                                                          636,898
                                                                        ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.0%
  Bank of America Funding Corp.,
    Series 04-C, Class 4A1
    3.18%(b)                                     12/20/34        104       104,689
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    3.22%(b)                                     11/25/34        107       106,984
  Goldman Sachs Mortgage Securities
    Corp., Series 04-11, Class 2A2
    3.17%(b)                                     12/25/34         92        92,513
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-EE,
    Class 2A1
    3.99%(b)                                     01/25/35        194       192,693

                                                                        ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $495,844)                                                          496,879
                                                                        ----------
ASSET BACKED SECURITIES - 46.1%
  Capital Auto Receivables Asset Trust,
    Series 02-2, Class A4
    4.50%                                        10/15/07        131       131,793
  Capital Auto Receivables Asset Trust,
    Series 02-3, Class A3
    3.58%                                        10/16/06        251       251,859
  Capital Auto Receivables Asset Trust,
    Series 02-4, Class A4
    2.64%                                        03/17/08        113       111,695
  Capital Auto Receivables Owner
    Trust, Series 04-2. Class A2
    3.35%                                        02/15/08        100        99,062

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Chase Manhattan Auto Owner Trust,
    Series 01-B, Class A4
    3.80%                                        05/15/08     $  234    $  234,014
  Citibank Credit Card Issuance Trust,
    Series 02-A1, Class A1
    4.95%                                        02/09/09        300       304,341
  Citibank Credit Card Master Trust,
    Series 99-5, Class A
    6.10%                                        05/15/08        350       358,369
  Daimler Chrysler Auto Trust, Series
    02-B, Class A4
    3.53%                                        12/06/07        193       193,428
  Daimler Chrysler Auto Trust, Series
    02-C, Class A4
    3.09%                                        01/08/08        350       347,495
  Daimler Chrysler Auto Trust, Series
    03-B, Class A2
    1.61%                                        07/10/06        113       112,889
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                        11/17/08        100        99,141
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                        02/21/07        258       256,239
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    3.01%                                        10/20/08        300       294,813
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                        09/15/09        350       340,539
  MBNA Credit Card Master Notes
    Trust, Series 01-A1,Class A1
    5.75%                                        10/15/08        350       357,232
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                        12/17/07        350       345,132
  Standard Credit Card Master Trust I,
    Series 94-2, Class A
    7.25%                                        04/07/06        350       361,723
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                                        06/16/08        350       345,366

                                                                        ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $4,602,457)                                                      4,545,130
                                                                        ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               5

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                  PAR/SHARES
                                       MATURITY     (000)        VALUE
                                      ---------- ----------- ------------
CORPORATE BONDS - 15.0%
Banks - 3.1%
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.12%                             02/15/07       $300     $  305,329
                                                              ----------
Finance - 11.9%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(c)                          10/22/08        300        293,487
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                             02/01/08        300        294,153
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                             07/16/07        300        294,843
  Household Finance Corp., Unsecured
    Notes
    4.12%                             12/15/08        300        294,828

                                                              ==========
                                                               1,177,311
                                                              ----------
TOTAL CORPORATE BONDS
  (Cost $1,519,488)                                            1,482,640
                                                              ----------
SHORT TERM INVESTMENTS - 2.9%
  Galileo Money Market Fund
  (Cost $282,875)                                     283        282,875
                                                              ----------

TOTAL INVESTMENTS IN
SECURITIES -  101.3%
  (Cost $10,127,119(a))       9,996,138
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.3)%             (128,868)
                              ---------
NET ASSETS - 100.0%          $9,867,270
                             ==========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE
  ($9,867,270/1,000,000)             $ 9.87
                                     ======

-------------------

 (a) Cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                               $   1,035
      Gross unrealized depreciation                                (132,016)
                                                                  ---------
                                                                  $(130,981)
                                                                  =========

     (b) Rates shown are the rates as of March 31, 2005.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of March 31,
       2005, the fund held 2.9% of its net assets, with a current market value of $293,487 in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                            BATS SERIES C PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS - 88.0%

Aerospace - 2.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                               12/01/29     $   85    $  115,021
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                               02/15/31         50        63,202
  Raytheon Co., Unsecured Notes
    5.38%                               04/01/13         50        50,730

                                                               ==========
                                                                  228,953
                                                               ----------
Banks - 14.4%
  Bank of America Corp., Subordinated
    Notes
    7.40%                               01/15/11        165       186,012
  Bank One N.A., Senior Unsecured
    Notes
    3.70%                               01/15/08        125       122,901
  BankBoston N.A., Subordinated
    Notes
    7.38%                               09/15/06         25        26,170
  FleetBoston Financial Corp., Senior
    Unsecured Notes
    4.20%                               11/30/07         80        79,662
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                               05/30/07        300       305,911
  National City Bank of Indiana, Senior
    Bank Notes
    2.38%                               08/15/06         75        73,341
  Northern Trust Corp., Subordinated
    Notes
    4.60%                               02/01/13         25        24,241
  Royal Bank of Scotland Group PLC,
    Subordinated Notes
    7.38%                               04/29/49        150       154,567
  State Street Corp., Subordinated
    Notes
    7.65%                               06/15/10         50        57,068
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                               05/30/08         50        47,614
  Wachovia Corp., Subordinated Notes
    5.25%                               08/01/14         60        60,171
  Wells Fargo & Co. Holdings Corp.,
    Subordinated Notes
    6.25%                               04/15/08        270       283,302

                                                               ==========
                                                                1,420,960
                                                               ----------
Beverages & Bottling - 0.5%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%                               10/01/08         50        48,750
                                                               ----------
Broadcasting - 0.6%
  News America, Inc., Senior
    Debentures
    7.28%                               06/30/28         50        55,684
                                                               ----------
Chemicals - 0.5%
  E. I. Dupont de Nemours & Co.,
    Senior Debenture
    6.50%                               01/15/28         40        46,011
                                                               ----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Energy & Utilities - 5.9%
  Dominion Resources, Inc., Senior
    Unsecured Notes
    8.12%                               06/15/10     $   65    $   74,358
  Duke Energy Corp., First Mortgage
    Bonds
    4.50%                               04/01/10         50        49,481
  FirstEnergy Corp., Senior Unsecured
    Notes
    7.38%                               11/15/31         15        17,076
  Florida Power & Light Co., First
    Mortgage Bonds
    6.00%                               06/01/08         60        62,740
    5.85%                               02/01/33         70        73,814
  Kiowa Power Partners LLC, Senior
    Secured Notes
    4.81%                               12/30/13         25        24,461
  Metropolitan Edison Co.
    4.95%                               03/15/13         15        14,695
  Nisource Finance Corp., Senior
    Unsecured Notes
    5.40%                               07/15/14         25        25,179
  Nisource Finance Corp., Unsecured
    Notes
    3.43%(b)                            11/23/09         25        25,174
  Oncor Electric Delivery Co., Senior
    Secured Notes
    6.38%                               01/15/15         15        16,162
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                               03/01/31         75        89,715
    7.00%                               10/30/31         50        54,855
  Scottish Power PLC, Unsecured
    Notes
    4.91%                               03/15/10         50        50,007

                                                               ==========
                                                                  577,717
                                                               ----------
Entertainment & Leisure - 1.0%
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                               02/01/24         70        81,020
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                               07/01/13         25        29,770

                                                               ==========
                                                                  110,790
                                                               ----------
Finance - 24.8%
  Allstate Life Global Funding Trust,
    Secured Notes
    4.50%                               05/29/09         25        24,910
  American Express Co., Senior
    Unsecured Notes
    4.75%                               06/17/09         75        75,511
  Associates Corp. of North America,
    Senior Notes
    6.95%                               11/01/18         40        45,710
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    4.12%(c)                            01/15/10        125       121,790
  Boeing Capital Corp., Senior
    Unsecured Notes
    6.50%                               02/15/12         25        27,121

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               7

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                                05/10/06     $  225    $  229,293
  Citigroup, Inc., Subordinated Notes
    6.00%                                10/31/33         20        20,882
  Citigroup, Inc., Unsecured Notes
    5.85%                                12/11/34         60        61,102
  Eksportfinans ASA, Unsecured Notes
    4.38%                                07/15/09        100        99,630
  EOP Operating LP, Unsecured Notes
    4.65%                                10/01/10         60        58,779
  General Electric Capital Corp., Senior
    Unsecured Notes
    6.75%                                03/15/32         90       104,087
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                                07/16/07        300       300,279
    3.60%                                10/15/08         95        92,186
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.25%                                03/02/11         25        23,210
    6.88%                                09/15/11         50        45,343
    7.00%                                02/01/12         90        81,299
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                                08/15/07         50        49,912
  Goldman Sachs Group, Inc., Senior
    Unsecured Notes
    5.12%                                01/15/15        110       107,395
  Household Finance Corp., Notes
    4.62%                                01/15/08        230       230,601
    6.38%                                11/27/12        100       107,668
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                                02/01/08         30        32,011
  Morgan Stanley, Senior Unsecured
    Notes
    3.88%                                01/15/09        175       170,168
  Nationwide Building Society,
    Unsecured Notes
    2.62%                                01/30/07        100        97,397
  Rio Tinto Finance (USA) Ltd.,
    Unsecured Notes
    2.62%                                09/30/08         50        47,105
  The Rouse Co., Unsecured Notes
    5.38%                                11/26/13         25        23,924
  SLM Corp., Senior Unsecured Notes
    3.50%                                09/30/06         75        74,485
    5.38%                                05/15/14         40        40,469
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(c)                             01/22/08         50        49,359

                                                                ==========
                                                                 2,441,626
                                                                ----------
Food & Agriculture - 2.2%
  General Mills, Inc., Senior Unsecured
    Notes
    6.00%                                02/15/12         60        63,703
  Kellogg Co., Senior Debentures,
    Series B
    7.45%                                04/01/31         40        49,620
  Kraft Foods, Inc., Senior Unsecured
    Notes
    5.62%                                11/01/11         15        15,564

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
CORPORATE BONDS (Continued)
Food & Agriculture (Continued)
  Sysco International Co., Senior
    Unsecured Notes
    6.10%                                06/01/12     $   25    $   26,819
  Unilever Capital Corp., Senior
    Unsecured Notes
    5.90%                                11/15/32         60        62,805

                                                                ==========
                                                                   218,511
                                                                ----------
Insurance - 4.9%
  American General Corp., Senior
    Unsecured Notes
    7.50%                                08/11/10         80        89,356
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                                01/31/08         75        74,033
  Encana Holdings Finance Corp.,
    Senior Unsecured Notes
    5.80%                                05/01/14         50        52,338
  John Hancock Financial Services,
    Inc., Senior Unsecured Notes
    5.62%                                12/01/08         25        25,905
  Metropolitan Life Global Funding I,
    Senior Secured Notes
    4.75%                                06/20/07        100       101,025
  Metropolitan Life Global Funding I,
    Unsecured Notes
    2.60%                                06/19/08         50        47,320
  Wellpoint, Inc., Unsecured Notes
    5.95%(c)                             12/15/34         60        60,243
  Western & Southern Financial Group,
    Inc., Senior Notes
    5.75%                                07/15/33         30        29,707

                                                                ==========
                                                                   479,927
                                                                ----------
Manufacturing - 2.0%
  Honeywell International, Inc., Senior
    Unsecured Notes
    5.12%                                11/01/06        190       192,993
                                                                ----------
Medical Instruments & Supplies - 0.3%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                                10/01/11         25        26,112
                                                                ----------
Metal & Mining - 0.3%
  Alcan, Inc., Unsecured Notes
    6.12%                                12/15/33         25        26,527
                                                                ----------
Motor Vehicles - 2.3%
  Daimler Chrysler N.A. Holding Corp.,
    Notes
    4.75%                                01/15/08         35        34,956
  Ford Motor Credit Co., Senior Notes
    5.80%                                01/12/09        125       119,384
  General Motors Corp., Senior
    Unsecured Notes
    7.20%                                01/15/11         50        44,908
  Nissan Motor Acceptance Corp.,
    Unsecured Notes
    4.62%                                03/08/10         25        24,616

                                                                ==========
                                                                   223,864
                                                                ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)      VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Oil & Gas - 5.3%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                              03/15/33     $   25    $ 27,745
  Apache Corp., Senior Unsecured
    Notes
    6.25%                              04/15/12         50      54,539
  Burlington Resources Finance Co.,
    Senior Unsecured Notes
    5.60%                              12/01/06         20      20,399
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                              10/15/11        100     107,855
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    6.85%                              04/15/11         50      55,183
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                              09/30/11         65      71,567
  Enterprise Products Operating LP,
    Unsecured Notes
    5.75%                              03/01/35         30      27,048
  Noble Energy, Inc., Senior Unsecured
    Notes
    5.25%                              04/15/14         25      24,770
  Occidental Petroleum Corp., Senior
    Notes
    8.45%                              02/15/29         25      33,701
  Pioneer Natural Resources, Senior
    Unsecured Notes
    5.88%                              07/15/16         25      25,567
  Suncor Energy, Inc.
    5.95%                              12/01/34         25      26,198
  XTO Energy, Inc., Senior Unsecured
    Notes
    5.00%                              01/31/15         50      48,933

                                                              ========
                                                               523,505
                                                              --------
Paper & Forest Products - 0.5%
  Weyerhaeuser Co., Senior
    Unsecured Notes
    6.12%                              03/15/07         44      45,526
                                                              --------
Pharmaceuticals - 1.5%
  Merck & Co., Inc., Senior Unsecured
    Notes
    4.38%                              02/15/13        125     120,331
  Wyeth, Unsecured Notes
    6.50%                              02/01/34         25      27,488

                                                              ========
                                                               147,819
                                                              --------
Real Estate - 0.4%
  CarrAmerica Realty, Corp., Senior
    Unsecured Notes
    5.12%                              09/01/11         25      24,792
  EOP Operating LP, Senior Unsecured
    Notes
    7.00%                              07/15/11         15      16,519

                                                              ========
                                                                41,311
                                                              --------
Retail Merchandising - 2.6%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                              09/01/08         50      52,657

                                                      PAR
                                        MATURITY     (000)      VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Retail Merchandising (Continued)
  The Kroger Co., Senior Notes
    7.45%                              03/01/08     $   70    $ 75,016
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.00%                              01/15/10        130     126,735

                                                              ========
                                                               254,408
                                                              --------
Security Brokers & Dealers - 0.4%
  Credit Suisse First Boston USA Inc.,
    Senior Unsecured Notes
    5.75%                              04/15/07         15      15,435
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                              01/02/13         35      36,372

                                                              ========
                                                                51,807
                                                              --------
Telecommunications - 9.7%
  BellSouth Capital Funding Corp.,
    Senior Unsecured Notes
    7.75%                              02/15/10        130     146,345
  BellSouth Corp., Senior Unsecured
    Notes
    5.20%                              09/15/14         50      49,461
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
    6.75%                              01/30/11         90      97,219
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                              06/15/34         60      62,290
  Sprint Capital Corp., Senior Notes
    6.88%                              11/15/28         35      37,471
  TCI Communications, Inc., Senior
    Debentures
    7.88%                              02/15/26         50      60,999
  Verizon Pennsylvania, Inc.,
    Debentures
    5.65%                              11/15/11        320     330,571
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.75%                              02/15/10        150     169,413

                                                              ========
                                                               953,769
                                                              --------
Yankee - 5.6%
  British Telecommunication Group
    PLC, Senior Unsecured Notes
    8.88%                              12/15/30         30      39,976
  Canadian National Railway Co.,
    Senior Unsecured Notes
    6.38%                              10/15/11         50      54,120
  France Telecom, Senior Unsecured
    Notes
    8.75%(b)                           03/01/31         20      26,323
  Province of Quebec, Unsecured
    Notes
    5.00%                              07/17/09        100     101,820
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                              09/15/10         60      68,064
  Tyco International Group SA, Senior
    Unsecured Notes
    6.12%                              01/15/09        100     104,962

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               9

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                 PAR
                     MATURITY   (000)      VALUE
                    ---------- ------- ------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  United Mexican States,
Senior
  Unsecured Notes
    8.00%           09/24/22    $150    $  170,250

                                        ==========
                                           565,515
                                        ----------
TOTAL CORPORATE BONDS
  (Cost $8,823,280)                      8,682,085
                                        ----------
TAXABLE MUNICIPAL BONDS - 1.2%
  Illinois State Pension
Funding
  General Obligation Bonds,
Series
  03
    5.10%
  (Cost $118,837)   06/01/33     125       119,286
                                        ----------

                                               PAR/SHARES
                                    MATURITY     (000)       VALUE
                                   ---------- ----------- -----------
SHORT TERM INVESTMENTS - 9.4%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                          04/01/05       $900     $900,000
  Galileo Money Market Fund                         27       26,775

                                                           ========
TOTAL SHORT TERM INVESTMENTS
  (Cost $926,775)                                           926,775
                                                           --------

TOTAL INVESTMENTS IN
SECURITIES -  98.6%
  (Cost $9,868,892(a))       9,728,146
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.4%           135,722
                             ---------
NET ASSETS - 100.0%         $9,863,868
                            ==========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE
  ($9,863,868/1,000,000)             $ 9.86
                                     ======

-------------------
 (a) Cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                               $  28,693
      Gross unrealized depreciation                                (169,439)
                                                                  ---------
                                                                  $(140,746)
                                                                  =========

     (b) Rates shown are the rates as of March 31, 2005.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of March 31,
       2005, the fund held 2.3% of its net assets, with a current market value of $231,392 in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                            BATS SERIES M PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                          PAR/SHARES
                                               MATURITY     (000)        VALUE
                                              ---------- ----------- ------------
MORTGAGE PASS-THROUGHS - 39.9%
  Federal National Mortgage
    Association
    5.00%                                     08/01/19      $  930    $  930,160
    6.50%                                     04/13/35       1,000     1,037,500

                                                                      ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $1,983,883)                                                    1,967,660
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 38.5%
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                     08/16/33         430       479,302
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C3, Class A2
    6.96%                                     09/15/35         400       441,193
  Greenwich Capital Commercial
    Funding Corp., Series 05-GG3,
    Class A3
    4.57%                                     08/10/42          70        68,442
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                     08/15/26         500       557,178
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3, Class
    A2
    6.59%                                     10/18/10         170       183,327
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2, Class
    A3
    6.50%                                     10/13/11         156       169,342

                                                                      ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $1,941,649)                                                    1,898,784
                                                                      ----------
ASSET BACKED SECURITIES - 20.5%
  Citibank Credit Card Issuance Trust,
    Series 02-A1, Class A1
    4.95%                                     02/09/09         200       202,894
  Daimler Chrysler Auto Trust, Series
    02-C, Class A4
    3.09%                                     01/08/08         200       198,568
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                     12/17/07         200       197,218
  Standard Credit Card Master Trust I,
    Series 94-2, Class A
    7.25%                                     04/07/06         200       206,699
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                                     06/16/08         200       197,352

                                                                      ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,016,762)                                                    1,002,731
                                                                      ----------
SHORT TERM INVESTMENTS - 22.0%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                                     04/01/05       1,000     1,000,000
  Galileo Money Market Fund                                     86        86,196

                                                                      ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,086,196)                                                    1,086,196
                                                                      ----------

                               VALUE
                          ---------------
TOTAL INVESTMENTS IN
SECURITIES -  120.9%
  (Cost $6,028,490(a))      $  5,955,371
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (20.9)%
  (Including $1,402,510 of
investments
  purchased payable)          (1,029,273)
                            ------------
NET ASSETS - 100.0%         $  4,926,098
                            ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE
  ($4,926,098/500,000)               $ 9.85
                                     ======

-------------------
 (a) Cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                               $      -
      Gross unrealized depreciation                                (73,119)
                                                                  --------
                                                                  $(73,119)
                                                                  ========

          INVESTMENT ABBREVIATIONS
  ARM     Adjustable Rate Mortgage
  LP      Limited Partnership
  PLC     Public Limited Company

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              11

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF OPERATIONS

 For the period October 1, 20041 through March 31, 2005 (Unaudited)

                                                                  BATS SERIES S     BATS SERIES C     BATS SERIES M
                                                                 ---------------   ---------------   --------------
Investment income:
 Interest ....................................................     $  167,146        $  197,422        $  94,513
                                                                   ----------        ----------        ---------
   Total investment income ...................................        167,146           197,422           94,513
                                                                   ----------        ----------        ---------
Expenses:
 Administration fee ..........................................            244               246              122
 Custodian fee ...............................................          3,198             4,140            3,267
 Accounting fee ..............................................          5,890             5,890            5,890
 Pricing expense .............................................          8,736             9,955            8,736
 Transfer agent fee ..........................................         16,428            16,442           16,204
 Legal and audit fees ........................................         31,762            31,816           23,924
 Printing fee ................................................         17,184            17,184           17,184
 Registration fees and expenses ..............................         16,176            16,176           16,176
 Trustees' fees ..............................................            179               179              179
 Other .......................................................          2,857             3,683            1,525
                                                                   ----------        ----------        ---------
  Total expenses .............................................        102,654           105,711           93,207
                                                                   ----------        ----------        ---------
   Less expense reimbursed by advisor ........................       (102,654)         (105,711)         (93,207)
                                                                   ----------        ----------        ---------
  Net expenses ...............................................              -                 -                -
                                                                   ----------        ----------        ---------
Net investment income ........................................        167,146           197,422           94,513
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) from:
  Investment transactions ....................................         (1,749)            4,614             (783)
 Change in unrealized depreciation from:
  Investments ................................................       (130,981)         (140,746)         (73,119)
                                                                   ----------        ----------        ---------
Net loss on investments ......................................       (132,730)         (136,132)         (73,902)
                                                                   ----------        ----------        ---------
Net increase in net assets resulting from operations .........     $   34,416        $   61,290        $  20,611
                                                                   ==========        ==========        =========

 ---------
1Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              12

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      BATS SERIES S        BATS SERIES C       BATS SERIES M
                                                                   ------------------   ------------------   -----------------
                                                                     FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                                    OCTOBER 1, 20041     OCTOBER 1, 20041     OCTOBER 1, 20041
                                                                         THROUGH              THROUGH             THROUGH
                                                                     MARCH 31, 2005       MARCH 31, 2005       MARCH 31, 2005
                                                                       (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
                                                                   ------------------   ------------------   -----------------
Increase in net assets:
 Operations:
  Net investment income ........................................      $   167,146          $   197,422          $    94,513
  Net realized gain (loss) on investments ......................           (1,749)               4,614                 (783)
  Net unrealized depreciation on investments ...................         (130,981)            (140,746)             (73,119)
                                                                      -----------          -----------          -----------
  Net increase in net assets resulting from operations .........           34,416               61,290               20,611
                                                                      -----------          -----------          -----------
Distributions to shareholders from:
  Net investment income ........................................         (167,146)            (197,422)             (94,513)
                                                                      -----------          -----------          -----------
Capital share transactions:
  Shares sold ..................................................       10,000,000           10,000,000            5,000,000
                                                                      -----------          -----------          -----------

  Total increase in net assets .................................        9,867,270            9,863,868            4,926,098
                                                                      -----------          -----------          -----------
Net assets:
  Beginning of period ..........................................                -                    -                    -
                                                                      -----------          -----------          -----------
  End of period ................................................      $ 9,867,270          $ 9,863,868          $ 4,926,098
                                                                      ===========          ===========          ===========
End of period undistributed net investment income ..............      $         -          $         -          $         -

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              13

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      BATS SERIES S        BATS SERIES C       BATS SERIES M
                                                                   ------------------   ------------------   -----------------
                                                                     FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                                    OCTOBER 1, 20041     OCTOBER 1, 20041     OCTOBER 1, 20041
                                                                         THROUGH              THROUGH             THROUGH
                                                                     MARCH 31, 2005       MARCH 31, 2005       MARCH 31, 2005
                                                                       (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
                                                                   ------------------   ------------------   -----------------
Per share operating performance:
Net asset value, beginning of period ...........................       $  10.00             $  10.00             $  10.00
                                                                       --------             --------             --------
 Net investment income .........................................           0.17                 0.20                 0.19
 Net realized and unrealized loss on investments ...............         (0.13)             (0.14)             (0.15)
                                                                       ---------            ---------            ---------
  Net increase from investment operations ......................           0.04                 0.06                 0.04
                                                                       ---------            ---------            ---------
 Distributions from net investment income ......................         (0.17)             (0.20)             (0.19)
                                                                       ---------            ---------            ---------
 Net asset value, end of period ................................       $   9.87             $   9.86             $   9.85
                                                                       =========            =========            =========
Total Return ...................................................            0.38%                0.57%                0.39%
Ratios / Supplemental data
Net assets, end of period (in thousands) .......................       $   9,867            $   9,864            $   4,926
Ratio of net expenses to average net assets2 ...................            0.00%                0.00%                0.00%
Ratio of total net expenses to average net assets (excluding
 reimbursements)2 ..............................................            2.10%                2.15%                3.81%
Ratio of net investment income to average net assets2 ..........            3.43%                4.02%                3.86%
Ratio of net investment income to average net assets (excluding
 reimbursements)2 ..............................................            1.32%                1.87%                0.05%
Portfolio turnover .............................................               0%                  34%                 120%

---------
1 Commencement of operations.

2 Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              14

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     The BlackRock Bond Allocation Target Shares ("BATS" or the "Fund") was
organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as ammended (the "1940 Act"), as an open-ended management investment company.  Pursuant to this authority, the
Trustees have authorized the issuance of an unlimited number of shares in five investment portfolios, three of which, Series S, Series C and Series M (the
"Portfolios"), have commenced operations.

     Investors may only purchase shares in the five investment portfolios described herein by entering into a wrap-fee program or other managed account.
Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of
Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser under the supervision of the Board of Trustees determines that such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board of Trustees as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee.
Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction.
Fair value determinations shall be based upon all available factors that
BlackRock deems relevant.

     Dividends to Shareholders -  Dividends from net investment income are declared by the Portfolios each day on "settled" shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

     Investment Transactions and Investment Income -  Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Financing Transactions -  The Portfolios may enter into financing transactions consisting of a sale by the Portfolios of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolios sells the security becomes insolvent, a Portfolios' right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

                                                                              15

                    BLACKROCK BOND ALLOCATION TARGET SHARES
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from the estimates.

     Other -  Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest requires governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolios may be inhibited.

(C) Transactions with Affiliates and Related Parties

     Pursuant to an Investment Management Agreement, BlackRock Advisors, Inc.
("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Fund. BlackRock does not receive direct compensation for its advisory services. BlackRock may benefit from the Fund being an investment option in a wrap program for which BlackRock affiliates receive fees. BlackRock is contractually obligated to pay expenses it incurs in providing advisory services to the Fund and will reimburse the Fund for all of its expenses, except extraordinary expenses. For the six months ended March 31,
2005, BlackRock reimbursed $102,654, $105,711, and $93,207, respectively, in
Series S, Series C, and Series M.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services
Group, Inc., acts as adminstrator for the Fund. For these services, PFPC receives an adminstration fee computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i) $12,000 for each
Portfolio's first $250 million in average net assest, $12,000 for each
Portfolio's next $500 million in average net assets and .0025% for each
Portfolio's average net assets in excess of $750 million, and (ii) $200 per
Portfolio per month, plus $0.65 per CUSIP per day; (b) for adminstration services, .005% of each Portfolio's average net assets; and (c) out-of-pocket expenses.

     In addition, PFPC Trust Co., an indirect wholly-owned subsidiary of The
PNC Financial Services Group, Inc., serves as custodian for the Fund. For its services, PFPC Trust Co. receives 0.01% of each Portfolio's first $10 billion of total net assets and 0.0075% of each Portfolio's total net assets over $10 billion, as well as out-of-pocket expenses and certain transaction charges.

     Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $15,000 per Portfolio, plus transaction fees, per account fees and disbursements.

     As mentioned above, BlackRock will reimburse the Fund for all such administration, custodian and transfer agent services.

     As of March 31, 2005, affiliated payables were as follows:

                             BATS SERIES S   BATS SERIES C   BATS SERIES M     TOTAL
                            --------------- --------------- --------------- ----------
  PFPC(1) ................  $3,453          $5,206          $3,358          $12,017

(1) - payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
Custody and Transfer Agent services provided as of March 31, 2005.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(D) Purchase and Sales of Securities

     For the six months ended March 31, 2005, purchases and sales of investment securities, other than short-term investments and government securities, were as follows:

                                PURCHASES         SALES
                             --------------   ------------
   BATS Series S .........    $10,572,806      $      226
   BATS Series C .........     11,534,777       2,562,309
   BATS Series M .........     10,983,205       5,932,882

     For the six months ended March 31, 2005, purchases and sales of U.S.
government securities were as follows:

                                PURCHASES        SALES
                             --------------   -----------
   BATS Series S .........    $ 7,398,731      $399,721
   BATS Series C .........      4,003,562       305,203
   BATS Series M .........      2,999,853             -

 (E) Capital Shares:

     Transactions in capital shares for the six months ended March 31, 2005 were as follows:

                                 BATS SERIES S               BATS SERIES C              BATS SERIES M
                          --------------------------- --------------------------- --------------------------
                             SHARES        VALUE         SHARES        VALUE         SHARES        VALUE
                          ----------- --------------- ----------- --------------- ----------- --------------
  Shares Sold ..........  9,867,270    $ 10,000,000   9,863,868    $ 10,000,000   4,926,098    $ 5,000,000
                          ---------    ------------   ---------    ------------   ---------    -----------
  Net increase .........  9,867,270    $ 10,000,000   9,863,868    $ 10,000,000   4,926,098    $ 5,000,000
                          =========    ============   =========    ============   =========    ===========

(F) At March 31, 2005, net assets consisted of:

                                                              BATS SERIES S   BATS SERIES C   BATS SERIES M
                                                             --------------- --------------- --------------
    Capital paid-in .......................................   $ 10,000,000    $ 10,000,000    $ 5,000,000
    Accumulated net realized gain (loss) on investment
     transactions .........................................         (1,749)          4,614           (783)
    Net unrealized depreciation on investment transactions        (130,981)       (140,746)       (73,119)
                                                              ------------    ------------    -----------
                                                              $  9,867,270    $  9,863,868    $ 4,926,098
                                                              ============    ============    ===========

(G) Federal Tax Information

     No provision is made for Federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital distributions that are reported in the
Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no short-term or long-term capital gain distributions for the six months ended March 31, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

                                                                              17

                    BLACKROCK BOND ALLOCATION TARGET SHARES
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONCLUDED)

     The estimated tax character of distributions paid during the six months ended March 31, 2005 were as follows:

                            ORDINARY
                             INCOME
                          ------------
  BATS Series S
  3/31/05 ...............  $ 167,146
  BATS Series C
  3/31/05 ...............    197,422
  BATS Series M
  3/31/05 ...............     94,513

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                               UNDISTRIBUTED   ACCUMULATED      POST-
                                  ORDINARY       CAPITAL       OCTOBER
                                   INCOME         LOSSES        LOSSES
                              --------------- ------------- -------------
     BATS Series S .........      $ 31,180       $  (167)     $  (1,582)
     BATS Series C .........        40,967             -              -
     BATS Series M .........        15,875             -           (783)

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Portfolios may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contract. The investment management advisory agreement (the "Advisory Contract") for the Series C,
   Series M, Series I, Series P and Series S portfolios (collectively, the
   "Portfolios" and each, a "Portfolio") of BlackRock Bond Allocation Target
   Shares (the "Trust") was initially approved by the Board of Trustees (the
   "Board" or the "Trustees"), including by a majority of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (as such term is defined in the Investment Company Act of 1940, or the "1940 Act") (the "Independent Trustees"), at an in-person meeting of the Board held on September 10, 2004. The Advisory Contract obligates
   BlackRock Advisors, Inc. (the "Adviser") to provide investment advisory and management services to the Trust with respect to the Portfolios. The Trust will pay no fee to the Adviser for its services under the Advisory Contract
   (the "fee arrangement"). However, the Adviser may benefit from the Trust being included as an investment option in a wrap-fee program managed account with whom the Adviser or an affiliate has an agreement to serve as an investment adviser or subadvisor. Under the Advisory Contract, the
   Adviser will pay any expenses that it incurs in providing advisory services to the Trust and reimburse the Trust for all of the Trust's expenses, other than any extraordinary expenses.

   In determining to approve the Advisory Contract, the Trustees met with the relevant investment advisory personnel from the Adviser and considered all information they deemed reasonably necessary to evaluate the terms of the agreement. The Board received materials relating to its consideration of the Advisory Contract, including: (i) the Adviser's economic outlook for the Portfolios and its general investment outlook for the markets; (ii)
   information regarding fees paid to service providers that are affiliates of the Adviser; and (iii) information regarding the Adviser's compliance record and regulatory matters relating to the Adviser. The matters discussed below were considered separately by the Independent Trustees in an executive session, during which counsel who is independent of the
   Adviser and the Trust provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Advisory Contract, the Board of
   Trustees, including the Independent Trustees, gave substantial consideration to the fact that the Adviser will not be compensated by the
   Trust under the Advisory Contract and will reimburse the Trust all of its operating expenses. In this regard, the Trustees considered the Adviser's role as investment adviser to the Trust, as well as the fact that under the
   Adviser's separate fee agreement with BlackRock Financial Management Inc.
   ("BFM"), which manages the wrap-fee program for which the Trust is an investment option, the Adviser will receive payments from BFM based on the amount of assets in the Trust.

   Following consideration of this information, the Trustees concluded that the fee arrangement pursuant to the Advisory Contract was fair and reasonable in light of the services provided by the Adviser to the Trust.

   Nature, Extent and Quality of Services. The Board of Trustees, including the Independent Trustees, received information concerning the investment philosophy and investment process to be used by the Adviser in managing the
   Portfolios. In connection with this, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to its personnel. The Trustees considered the scope of the services to be provided by the Adviser to the Portfolios under the Advisory Contract, relative to services typically provided to a mutual fund by an adviser. The Trustees noted that the standard of care applicable under the Advisory Contract was comparable to that found generally in investment company advisory agreements of its nature. The Trustees concluded that the scope of the
   Adviser's services to be provided to the Portfolios was consistent with the
   Portfolios' operational requirements, including, in addition to seeking the
   Portfolios' investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

                                                                              19

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                       ADDITIONAL INFORMATION (CONTINUED)

   The Trustees also considered the anticipated quality of the services to be provided by the Adviser to the Portfolios. The Trustees evaluated the procedures of the Adviser designed to fulfill its fiduciary duty to the
   Portfolios with respect to possible conflicts of interest, including its code of ethics (regulating the personal trading of its officers and employees), procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters. The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions. The
   Trustees took into account the information they had learned from being the
   Trustees of other mutual funds advised by the Adviser and its affiliates.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Contract. The Trustees also took into account the time and attention anticipated to be devoted by senior management of the Adviser to the Portfolios. The Trustees also considered the business reputation of the Adviser and its financial resources and concluded that the Adviser would be able to meet any reasonably foreseeable obligation under the Advisory Contract.

   Following consideration of this information, the Trustees concluded that the scope and quality of the services to be provided to the Trust by the
   Adviser are consistent with the Trust's operational requirements and sufficient in terms of approving the Advisory Contract.

   Portfolio Performance. The Board of Trustees, including the Independent
   Trustees, noted the fact that the Portfolios had not yet commenced operations and therefore had no performance history. However, the Trustees considered the performance of other funds advised by the Adviser and discussed factors that might be relevant to the future performance of the
   Portfolios.

   Profitability. The Board of Trustees, including the Independent Trustees, noted the fact that because the Portfolio had not yet commenced operations, information about costs to, and profitability of, the Adviser and its affiliates in managing the Portfolios was not yet available.  However, the
   Board noted that the Adviser will receive no fees from the Trust and that the Adviser will reimburse the Trust for all of its operating expenses excluding extraordinary expenses, but would benefit indirectly from its fee agreement with BFM who is engaged as an adviser by the wrap-fee program managed account that invests in the Trust.

   Economies of Scale. The Board of Trustees, including the Independent
   Trustees, noted that the Adviser was not charging the Portfolios a fee for its services and that the Adviser would reimburse the Portfolios for all operating expenses, other than extraordinary expenses. As a result, the
   Trustees did not consider whether the Portfolios would be able to participate in any economies of scale that the Adviser may experience in the event that the Trust attracts a large amount of assets.

   Other Benefits to the Adviser. The Board of Trustees, including the
   Independent Trustees, also took into account potential benefits to the
   Adviser, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Adviser as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services. The Board also noted that the
   Adviser may benefit from the use of soft dollars for research, which may be used to assist the Advisers to manage other accounts.

   The Board concluded that other ancillary benefits that the Adviser and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios, such as those noted above, were consistent with those available to other mutual fund sponsors.

                    BLACKROCK BOND ALLOCATION TARGET SHARES

   No single factor was considered in isolation or to be determinative in the decision of the Board to approve the Advisory Contract. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the Advisory
   Contract.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) for the
   six months ended March 31, 2005, were $80.

                                                                              21

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                    BLACKROCK BOND ALLOCATION TARGET SHARES

Investment Adviser
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Custodian
     PFPC Trust Co.
     Philadelphia, Pennsylvania 19153

Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

For information about portfolio holdings and characteristics, BlackRock BATS shareholders and prospective investors may call (888) 825-2257.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

[GRAPHIC OMITTED]

BATS-SEMI

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 12(a)(2) hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 12(b) hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BlackRock Bond Allocation Target Shares

By (Signature and Title)*	/s/ HENRY GABBAY
Henry Gabbay, President (principal executive officer)

Date	June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ HENRY GABBAY
Henry Gabbay, President (principal executive officer)

Date	June 1, 2005

By (Signature and Title)*	/s/ WILLIAM MCGINLEY
William McGinley, Treasurer (principal financial officer)

Date	May 27, 2005

*	Print the name and title of each signing officer under his or her signature.